Statements of Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income	$ 1,772,262	$ 1,132,703	$ 1,053,849
Adjustments to reconcile net income to net operating cash:
Loss from discontinued operations	41,540	0	0
Depreciation	284,997	172,074	170,323
Amortization of intangible assets	206,764	25,404	28,237
Amortization of inventory purchase accounting adjustments	54,924
Impairment of goodwill and trademarks	2,022	10,688	0
Amortization of credit facility and debt issuance costs	8,313	63,759	3,096
Provisions for environmental-related matters	15,443	42,932	31,071
Provisions for qualified exit costs	50,503	3,038	9,761
Deferred income taxes	(606,135)	(68,241)	4,976
Defined benefit pension plans net cost	18,153	14,851	6,491
Stock-based compensation expense	90,292	72,109	72,342
Net decrease in postretirement liability	(17,865)	(12,373)	(6,645)
Decrease in non-traded investments	65,703	64,689	65,144
Loss (gain) on sale or disposition of assets	5,422	(30,564)	(803)
Other	1,051	5,334	3,617
Change in working capital accounts:
(Increase) in accounts receivable	(49,850)	(113,855)	(56,873)
(Increase) in inventories	(89,959)	(52,577)	(40,733)
Increase (decrease) in accounts payable	166,687	(118,893)	160,111
(Decrease) increase in accrued taxes	(20,878)	(2,159)	4,606
Increase (decrease) in accrued compensation and taxes withheld	11,286	60,632	(13,128)
(Increase) decrease in refundable income taxes	(15,520)	(1,343)	19,230
Other	16,270	56,215	(955)
Costs incurred for environmental-related matters	(13,792)	(15,178)	(11,995)
Costs incurred for qualified exit costs	(45,422)	(6,267)	(11,200)
Other	(68,243)	5,594	(43,059)
Net operating cash	1,883,968	1,308,572	1,447,463
Investing Activities
Capital expenditures	(222,767)	(239,026)	(234,340)
Acquisitions of businesses, net of cash acquired	(8,810,315)		0
Proceeds from sale of assets	47,246	38,434	11,300
Increase in other investments	(61,526)	(103,182)	(65,593)
Net investing cash	(9,047,362)	(303,774)	(288,633)
Financing Activities
Net increase (decrease) in short-term borrowings	356,320	(899)	(630,226)
Proceeds from long-term debt	8,275,169	500	797,514
Payments of long-term debt	(1,852,812)	(1,111)	0
Payments for credit facility and debt issuance costs	(49,376)	(65,119)
Payments of cash dividends	(319,029)	(312,082)	(249,647)
Proceeds from stock options exercised	143,579	86,831	89,990
Income tax effect of stock-based compensation exercises and vesting	0	0	89,691
Treasury stock purchased		0	(1,035,291)
Other	(39,761)	(15,473)	(42,384)
Net financing cash	6,514,090	(307,353)	(980,353)
Effect of exchange rate changes on cash	(36,276)	(13,396)	(13,465)
Net (decrease) increase in cash and cash equivalents	(685,580)	684,049	165,012
Cash and cash equivalents at beginning of year	889,793	205,744	40,732
Cash and cash equivalents at end of year	204,213	889,793	205,744
Taxes paid on income	419,695	477,786	335,119
Interest paid on debt	$ 220,630	$ 153,850	$ 48,644